UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2005
(Unaudited)
______________


Investment securities

Common Stocks	                       Shares	     Fair Value	     % of Net Assets

Financial

Diversified Financial
Citigroup	                       8,489	      $381,496
JP Morgan Chase	                       9,913	       342,990
AXA SA-Sponsored ADR                  12,542           334,621
				                     1,059,107	        9.65%

Insurance
St Paul Travelers	              13,303	       488,619
American Intl Group	               6,088           337,336
				                       825,955	        7.52%

Banking
Washington Mutual	               7,646  	       302,017
Fremont General	                      14,775	       324,902
				                       626,919          5.71%

Real Estate
iSTAR Financial                       12,597           518,744          4.73%
               Total - Financial                     3,030,725         27.61%

Consumer Staples

Tobacco
Altria Group	                      11,187           731,518
Carolina Group	                      15,897	       526,191
						     1,257,709         11.46%

Conglomerate
Loews Corp	                       8,197	       602,807          5.49%

Media
Viacom-Class B	                       8,900	       309,987
Liberty Media *                       20,300	       210,511
Liberty Media Intl *	               1,015	        44,396
				                       564,894	        5.14%
Retail Distribution, hardline
Handleman	                      12,505	       237,095	        2.16%
		Total - Consumer Staples	     2,662,505	       24.25%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	Shares	             Fair Value	     % of Net Assets

Healthcare

Pharmaceuticals
Merck                                  9,483	       306,965
Pfizer                                14,200           373,034
						       679,999	        6.20%

Managed Care
Wellpoint *              	       3,762	       471,567	        4.30%

Biotechnology
Amgen *	                               6,400	       372,544	        3.39%
Total - Healthcare		                     1,524,110	       13.89%

Technology

Consumer Electronics
Nam Tai Electronics	              23,000	       611,800	        5.57%

Wireless Communications
Nokia Corp - Sponsored ADR	      26,720	       412,290	        3.76%

Software
Microsoft Corp	                       8,570	       207,137	        1.89%
		Total - Technology		     1,231,227         11.22%

Consumer, Cyclical

Retail, hardline
Carmax *	                      14,729	       463,964	        4.23%

Building Materials
Masco Corp	                      12,800	       443,776	        4.04%

		Total - Consumer, Cyclical             907,740          8.27%

Transportation

Railroads
Genesee & Wyoming *	              16,483	       427,075	        3.89%

Air Freight
Federal Express
                                       4,033	       378,900	        3.45%
		Total - Transportation		       805,975	        7.34%

Utilities

Energy
BP PLC Sponsored ADR	               5,785	       360,984	        3.29%

Electric
American Electric Power                8,260	       281,336	        2.56%
		Total - Utilities		       642,320	        5.85%

Total investment securities (cost - $8,198,021)	    $10,804,600        98.43%

*  Security did not pay a dividend during the previous twelve months.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
March 31, 2005
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks            Shares	       Fair Value       % of Net Assets

Consumer, Cyclical

Educational Services
Strayer Education	               2,485	        281,600
Apollo Group *	                       3,100	        229,586
				                        511,186	            4.66%

Retail, softline
Hot Topic *	                      13,000  	        284,050
Bed, Bath & Beyond *	               2,600	         95,004
Wal-Mart Stores    	               1,110	         55,622
				                        434,676             3.97%

Building Materials
Sherwin Williams  	                 830	         36,512	            0.33%
		Total - Consumer Cyclical	        982,374	            8.96%

Technology

Retail, on-line
Amazon.com *	                       6,375	        218,471	            1.99%

Wireless Communications
Research in Motion *	               2,375	        181,498   	    1.65%

Internet Search
Google *                           960            173,290             1.58%

Healthcare IT
Neoforma.com *	                      20,150	        160,193	            1.46%

Leisure Goods & Services
Electronic Arts *                      2,250	        116,505	            1.06%

Semiconductors
Maxim Integrated Products	       2,200	         89,914             0.82%
		Total - Technology		        939,871	            8.56%

Consumer Staples

Restaurants
Panera Bread *	                       6,750	        381,578
P.F. Chang's China Bistro *	       5,505	        329,199
                Total - Consumer Staples		710,777             6.48%


*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	      Shares	       Fair Value	% of Net Assets

Transportation

Air Freight
UPS	                             3,175	       230,950	            2.10%

Airlines
JetBlue Airways *	             6,055	       115,287	            1.05%
		Total - Transportation		       346,237	            3.15%

Communications

Fixed-Line Communications
SBC Communications	             3,900	        92,391              0.84%
		Total - Communications		        92,391	            0.84%

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)	       190              22,412              0.20%
		Total - Index		                22,412	            0.20%

Total securities sold short (proceeds - $2,151,960)	$3,094,060	  28.19%

*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  May 27, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  May 27, 2005